Label	Element	Value
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Invesco Ultra Short Duration ETF (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	41.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities and in exchange-traded funds (“ETFs”) and closed-end funds that invest substantially all of their assets in fixed income securities. The Fund uses a low duration strategy to seek to outperform the ICE BofA US Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) of $1.00 per Share.
The Fund expects, under normal circumstances, to hold a diversified portfolio of fixed income instruments of varying maturities, but that have an average duration of less than one year. Duration is a measure of the price volatility of a debt instrument as a result of changes in interest rates, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers, among other characteristics, an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration.
The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. Commercial paper includes variable amount master demand notes and asset-backed commercial paper. Commercial paper normally represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations, finance companies and other issuers. Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Such collateral may include U.S. government securities, corporate obligations, equity securities, municipal debt securities, mortgage-backed securities and convertible securities. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest).
The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), Fitch Ratings Inc. (“Fitch”), or any other nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by Invesco Advisers, Inc. (the “Sub-Adviser”) to be of comparable quality. At least 80% of issues of corporate bonds or corporate debt held by the Fund must have $200 million or more par amount outstanding. The Fund may invest no more than 10% of its assets in high yield securities (which also may be known as “junk bonds”), which are debt securities that are rated below investment grade by NRSROs, or are unrated securities that the Sub-Adviser believes are of comparable quality. The Fund may invest more than 25% of its assets in the financial services sector. The Fund may invest in securities that are offered pursuant to Rule 144A (“Rule 144A”) under the Securities Act of 1933, as amended (“Securities Act”). Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A. This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act. The Sub-Adviser will evaluate the liquidity of Rule 144A securities prior to investing in such securities and monitor their liquidity thereafter. The Fund will not invest in securities that are in default at the time of investment. If a security defaults subsequent to purchase by the Fund, the Sub-Adviser will determine in its discretion whether to hold or dispose of such security.
The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest in obligations issued or backed by U.S. banks when a bank has more than $1 billion in total assets at the time of purchase or is a branch or subsidiary of such a bank. In addition, the Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks that have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by U.S. government regulation.
The Fund may invest, without limitation, in U.S. dollar-denominated debt securities of foreign issuers, including issuers located in emerging market countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may also invest up to 20% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest in U.S. and non-U.S. dollar denominated bonds of supranational organizations. The Sub-Adviser may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). The Fund may also invest up to 25% of its assets in municipal securities. The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including Treasury and interest rate futures, to increase or reduce its exposure to interest rate changes. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities.
The Fund currently may invest up to 33% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities (“ABS”). This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest in MBS or other ABS issued or guaranteed by private issuers. The MBS in which the Fund may invest may also include residential mortgage-backed securities (“RMBS”), collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”). The ABS in which the Fund may invest include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including forward purchase agreements, mortgage dollar rolls and “TBA” mortgage trading. A mortgage dollar roll involves the sale of a MBS by the Fund and its agreement to repurchase the instrument (or one which is substantially similar) at a specified time and price. Most transactions in fixed-rate mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement (a “TBA” transaction). The Fund may enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments, including shares of money market funds. The Fund will assume its pro rata share of the fees and expenses of any money market fund (or other investment company) that it may invest in, in addition to the Fund’s own fees and expenses. The Fund may also acquire interests in mortgage pools through means other than such standardized contracts for future delivery.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
The Fund is the successor to the investment performance of the Guggenheim Ultra Short Duration ETF (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund which was consummated after the close of business on April 6, 2018. Accordingly, the performance information shown below for periods ended on or prior to April 6, 2018 is that of the Predecessor Fund.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
	Period Ended	Returns
Best Quarter	June 30, 2020	2.54%
Worst Quarter	March 31, 2020	-1.41%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	2.54%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(1.41%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”). Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Short-Term Bond Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Short-Term Bond Risk. The Fund generally will invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of the Fund’s investments will affect the volatility of the Fund’s share price.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Foreign Fixed-Income Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Changing Fixed-Income Market Conditions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund's investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs (as defined herein), which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations. The Fund seeks to limit its exposure to interest rate risk and duration risk by constructing a portfolio of instruments that have an average duration of less than one year.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Collateral Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.
Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund.
Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.
Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable, or floating, rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Repurchase Agreements Risk. A repurchase agreement is an instrument under which the purchaser acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund, but only to constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Sector Exposure Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Exposure Risk. In pursuing its investment strategy, the Fund may invest to a significant degree in securities of issuers operating in a single sector. In so doing, the Fund may face more risks than if it were diversified broadly over numerous sectors. Such sector-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Financials Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financials sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Changes in interest rates can have a disproportionate effect on the financials sector, and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | High Yield Debt Securities (Junk Bond) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
High Yield Debt Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (also referred to as junk bonds or below-investment grade bonds) and other lower-rated securities involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (for example, indebted) firms. High yield debt securities are considered speculative with respect to the issuer’s capacity to pay interest and repay principal, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Rule 144A Securities Risk. The Fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such, Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Agency Debt Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Agency Debt Risk. The Fund invests in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Collateralized Debt Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Collateralized Debt Obligations Risk. Investments in CDOs carry the same risks associated with investments in fixed income securities and ABS. CDOs are often highly leveraged and the risks of investing in these instruments may be magnified depending on the class or “tranche” of the CDO securities, that vary in risk and yield. The nature of the risks of a CDO depends largely on the type and quality of the underlying collateral and the tranche of the CDO. In addition, certain CDOs may not hold their underlying collateral directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool. Such CDOs entail the risks associated with derivative instruments.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, CLOs may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | To-Be-Announced ( [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
To-Be-Announced (“TBA”) Transactions Risk. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to the settlement date or if the counterparty does not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to the settlement date. TBA transactions involve counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns. In addition, TBA transactions may significantly increase the Fund’s portfolio turnover rate.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Investments in Investment Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investments in Investment Companies Risk. Because the Fund may invest in other investment companies, its investment performance may depend on the investment performance of the underlying investment companies in which it invests. An investment in an investment company is subject to the risks associated with that investment company. The Fund will pay indirectly a proportional share of the fees and expenses of the investment companies in which it invests (including fees of the investment companies), while continuing to pay its own management fee to the Adviser. As a result, shareholders will absorb duplicate levels of fees with respect to the Fund’s investments in other investment companies.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Call Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Reinvestment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Extension Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Extension Risk. Extension risk is the opposite of reinvestment risk, and typically occurs when interest rates rise, thereby causing repayments of fixed-income securities to occur more slowly than expected by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they have longer duration (resulting in increased sensitivity to interest rate changes).

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in securities that are less liquid than those traded on national exchanges. The risks of illiquidity are particularly important when the Fund’s operations require cash, and may in certain circumstances require that the Fund borrow to meet short-term cash requirements. Illiquid securities are also difficult to value. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be used to create synthetic exposure to an underlying asset or to seek to hedge a portfolio risk. If the Fund uses derivatives to seek to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. If the Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Fund invests are traded (and privately negotiated) in the over-the-counter (“OTC”) market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of the Fund’s securities to decline.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Valuation Time Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. As a result, trading spreads and the resulting premium or discount on the Fund’s Shares may widen, and, therefore, increase the difference between the market price of the Fund’s Shares and the NAV of such Shares.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund's investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain and/or incur brokerage costs on these sales that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease the Fund’s NAV.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, periods of high volatility, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund, its investment adviser, Invesco Capital Management LLC (the “Adviser”), and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	124
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 281
Invesco Ultra Short Duration ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Invesco Ultra Short Duration ETF | ICE BofA US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.28%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.18%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.20%	[1]
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.80%
Annual Return [Percent]	oef_AnnlRtrPct	1.92%
Annual Return [Percent]	oef_AnnlRtrPct	2.17%
Annual Return [Percent]	oef_AnnlRtrPct	3.36%
Annual Return [Percent]	oef_AnnlRtrPct	1.86%
Annual Return [Percent]	oef_AnnlRtrPct	0.05%
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	5.98%
Annual Return [Percent]	oef_AnnlRtrPct	5.96%
Annual Return [Percent]	oef_AnnlRtrPct	5.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.79%
Performance Inception Date	oef_PerfInceptionDate	Feb. 12, 2008
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.08%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.67%
Invesco Ultra Short Duration ETF | Invesco Ultra Short Duration ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.94%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.95%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.65%

[1]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.